Party-in-Interest Transactions (Details) - EBP 001 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 815.9	$ 836.8
Dividend income	$ 5.5
Common Stock, Class A
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares	125,557	136,080
Investments at fair value	$ 8.5	$ 8.3
Cost basis	7.9	$ 8.7
Dividend income	$ 0.3